RIGHT-OF-USE ASSETS AND OPERATING LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
RIGHT-OF-USE ASSETS AND OPERATING LIABILITIES
Schedule of right-of-use assets and operating lease liabilities as of the respective balance sheet dates.

	December 31
	2018	2019
	RMB’000	RMB’000	US$’000
Right-of-use assets	—	131,408	18,876

Operating lease liabilities - current	—	41,882	6,016
Operating lease liabilities - non-current	—	122,360	17,576
Total operating lease liabilities	—	164,242	23,592

Schedule of weighted average remaining lease terms and discount rates for all of operating leases

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of December 31, 2019:

Remaining lease term and discount rate:

Weighted average remaining lease term (years)	4.0

Weighted average discount rate	6.12%

During year ended December 31, 2019, cash payment for operating leases was RMB 12,761,000 (US$1,833,000).

Schedule, by fiscal years, of maturities of lease liabilities

The following is a schedule, by fiscal years, of maturities of lease liabilities as of December 31, 2019:

2020	49,949
2021	33,610
2022	37,119
2023	41,528
2024	22,601
Thereafter	736
Total lease payments	185,543
Less: imputed interest	21,301
Present value of lease liabilities	164,242